13. CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2013	Sep. 30, 2011
Convertible Notes payable	$ 750,000		$ 1,175,000
Legal fess paid	12,500
Common stock issued shares	90,992,954	166,677,149	49,065,669
Principal value of Debentures	1,200,000
Interest expense on debentures	500,000
Beneficial conversion feature expenses	313,534
Gemini 
Convertible Notes payable	600,000
Common stock issued shares	7,036,975
Common stock issued value	300,000
Interest on common shares	20,780
Average interest per share on common stock	$ 0.05
Ascendiant 
Convertible Notes payable	150,000
Purchase of Common stock	600,000
Exercise price of common stock	$ 0.35
Common stock issued shares	3,373,425
Common stock issued value	150,000
Interest on common shares	$ 18,671
Average interest per share on common stock	$ 0.05